Property and equipment	6 Months Ended
Jun. 30, 2024
Property and equipment
Property and equipment

13.Property and equipment

During the six months ended June 30, 2024, the Group acquired property and equipment with a cost of 138 (six months ended June 30, 2023: 220). No property and equipment was acquired in the process of acquisition of subsidiaries. Assets with a cost of 2 were disposed of by the Group during the six months ended June 30, 2024 (six months ended June 30, 2023: 11).